FAIR VALUE MEASUREMENT (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning	$ 544
Balance at end	2,045	$ 544
Deferred payment due to the acquisition of the SPVs [Member]
Balance at beginning	2,910
Increase due to acquisition of the SPVs		2,910
Changes in fair value, interest expense and translation adjustments	(98)
Balance at end	$ 2,685	$ 2,910